PELP Acquisition Finite-Lived Intangible Assets and Liabilities Acquired (FY) (Details) - USD ($) $ in Thousands		2 Months Ended	6 Months Ended		12 Months Ended
	Oct. 04, 2017	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Nov. 16, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Below-market lease liabilities		$ (164,839)			$ (164,839)	$ (118,012)
Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value		18,739			18,739	58,000
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value		464,721			$ 464,721	$ 313,432
Weighted Average Useful Life			11 years	6 years	8 years	13 years
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value		$ 67,140			$ 67,140	$ 53,524
Weighted Average Useful Life			8 years	3 years	9 years	6 years
Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life			16 years	16 years	15 years	18 years
Phillips Edison Limited Partnership
Acquired Finite-Lived Intangible Assets [Line Items]
Below-market lease liabilities	$ (49,109)
Goodwill, Gross	29,085
Phillips Edison Limited Partnership | Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value	$ 58,000
Weighted Average Useful Life	5 years
Phillips Edison Limited Partnership | In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value	$ 83,305
Weighted Average Useful Life	9 years
Phillips Edison Limited Partnership | Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value	$ 10,201
Weighted Average Useful Life	7 years
Phillips Edison Limited Partnership | Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	13 years
REIT II
Acquired Finite-Lived Intangible Assets [Line Items]
Below-market lease liabilities							$ (60,421)
REIT II | In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value							181,916
Weighted Average Useful Life		13 years
REIT II | Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value							$ 15,468
Weighted Average Useful Life		7 years
REIT II | Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life		17 years